Expense Example, No Redemption (Vanguard Intermediate-Term Investment-Grade Fund Participant:)	Vanguard Intermediate-Term Investment-Grade Fund Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128